ACCOUNTS RECEIVABLE (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Gross contractual amounts of trade receivables	$ 115.8	$ 100.6